Income Taxes - Schedule of Loss Before Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (12,071,603)	$ (10,768,069)
Foreign	14,726	13,750
Total	$ (12,056,877)	$ (10,754,319)